Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001567900
Registrant Name	REalloys Inc
Registration File Number	333-284626
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A